INVESTMENTS IN JOINT VENTURES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN JOINT VENTURES
Revenues	$ 107,282	$ 153,742
Net income	$ 92,513	$ 143,405